Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jul. 09, 2014
State Street Equity 500 Index II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET EQUITY 500 INDEX II PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Street Equity 500 Index II Portfolio (the “Equity 500 Index II Portfolio” or the “Portfolio”) seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500® Index (the “S&P 500” or sometimes referred to in context as the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity 500 Index II Portfolio. The Portfolio’s shares are offered exclusively to investors that pay fees to SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates; the Portfolio pays no Management Fee to SSgA FM, as shown in the table below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity 500 Index II Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. Portfolio turnover expenses could increase the deviation between the Portfolio’s return and the return of the Index. The Portfolio’s portfolio turnover rate has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Equity 500 Index II Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Portfolio will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

In addition, the Portfolio may at times purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).

There is no assurance that the Equity 500 Index II Portfolio will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General risks associated with the Portfolio’s investment policies and investment strategies are discussed below. The Portfolio is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Portfolio in their overall investment programs.
  Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.
  Index Tracking Risk.    Investment strategies that seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with the index), may lead to a return that may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.
  Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.
  Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that those shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.
  Passive Strategy/Index Risk.    The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
  Stock Market Risk.    Stock values could decline generally or could under-perform other investments.
The Portfolio’s shares will change in value, and you could lose money by investing in the Portfolio. The Portfolio may not achieve its investment objective. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio's shares will change in value, and you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Portfolio has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus. The Portfolio will make updated performance information, including its current net asset value, available at the Portfolio’s website: SSGAFUNDS.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Portfolio has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	SSGAFUNDS.com
State Street Equity 500 Index II Portfolio | State Street Equity 500 Index II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.03%
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	$ 14

[1]	The fund's investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.03% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund's Board of Trustees.